Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings
Borrowings

Note J.
Borrowings

Short-Term Debt

($ in millions)

At December 31:	2013	2012
Commercial paper	$2,458	$1,800
Short-term loans	551	1,789
Long-term debt—current maturities	3,854	5,593
Total	$6,862	$9,181

The weighted-average interest rate for commercial paper at both December 31, 2013 and 2012 was 0.1 percent. The weighted-average interest rates for short-term loans was 5.1 percent and 1.8 percent at December 31, 2013 and 2012, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2013		2012
U.S. dollar notes and debentures (average interest rate at December 31, 2013):
0.70%	2014–2015	$6,456	**	$7,131
3.05%	2016–2017	8,465		5,807
3.99%	2018–2021	6,206		7,457
1.88%	2022	1,000		1,000
3.38%	2023	1,500		—
7.00%	2025	600		600
6.22%	2027	469		469
6.50%	2028	313		313
5.88%	2032	600		600
8.00%	2038	83		83
5.60%	2039	745		745
4.00%	2042	1,107		1,107
7.00%	2045	27		27
7.13%	2096	316		316
		27,887		25,656
Other currencies (average interest rate at December 31, 2013, in parentheses):
Euros (2.8%)	2014–2025	5,894		2,338
Pound sterling (2.75%)	2017–2020	1,254		12
Japanese yen (0.6%)	2014–2017	1,057		878
Swiss francs (3.8%)	2015–2020	181		178
Canadian (2.2%)	2017	471		502
Other (8.81%)	2015–2017	291		95
		37,036		29,660
Less: net unamortized discount		872		865
Add: fair value adjustment*		546		886
		36,710		29,680
Less: current maturities		3,854		5,593
Total		$32,856		$24,088

*      The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Includes $17 million of debt securities issued by IBM International Group Capital, LLC, which is an indirect, 100 percent owned finance subsidiary of the company and will mature in 2014. Debt securities issued by IBM International Group Capital LLC are fully and unconditionally guaranteed by the company.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2013		2012
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$30,123	3.07%	$24,049	3.43%
Floating-rate debt*	6,587	0.87%	5,631	1.91%
Total	$36,710		$29,680

*      Includes $3,106 million in 2013 and $4,252 million in 2012 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 102 through 106.)

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2013, are as follows:

($ in millions)

Total
2014	$3,854
2015	4,566
2016	4,114
2017	5,386
2018	2,662
2019 and beyond	16,453
Total	$37,036

Interest on Debt

($ in millions)

For the year ended December 31:	2013	2012	2011
Cost of financing	$587	$545	$553
Interest expense	405	470	402
Net investment derivative activity	(3)	(11)	9
Interest capitalized	22	18	9
Total interest paid and accrued	$1,011	$1,022	$973

Refer to the related discussion on page 143 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 102 through 106 for a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2013, the company extended the term of its five-year, $10 billion Credit Agreement (the “Credit Agreement”) by one year to November 10, 2018. The total expense recorded by the company related to this global credit facility was $5.4 million in 2013, $5.3 million in 2012 and $5.0 million in 2011. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $2.0. billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote. As of December 31, 2013, there were no borrowings by the company, or its subsidiaries, under the Credit Agreement.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.